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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21713

Madison Strategic Sector Premium Fund
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Madison Strategic Sector Premium Fund

Portfolio of Investments - March 31, 2006 (unaudited)

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Call Options Written *	Date	Price	Value
100	Affiliated Managers Group, Inc.	June 2006	$ 80.00	$ 276,000
111	Affiliated Managers Group, Inc.	January 2007	$ 80.00	$ 341,325
400	Altera Corp	September 2006	$ 20.00	$ 93,000
135	American Eagle Outfitters, Inc	May 2006	25.00	72,900
100	American Eagle Outfitters, Inc	May 2006	30.00	19,000
465	American Eagle Outfitters, Inc	August 2006	25.00	288,300
300	American Eagle Outfitters, Inc	January 2007	27.50	177,000
100	American International Group, Inc.	May 2006	65.00	23,500
205	Amgen, Inc.	July 2006	85.00	8,200
245	Amgen, Inc.	January 2007	85.00	110,250
700	Applied Materials	April 2006	17.00	56,000
400	Bed Bath & Beyond, Inc.	May 2006	37.50	87,000
230	Bed Bath & Beyond, Inc.	May 2006	45.00	1,725
134	Bed Bath & Beyond, Inc.	November 2006	40.00	37,520
500	Best Buy Co, Inc.	June 2006	45.00	580,000
100	Biogen Idec Inc.*	January 2007	50.00	46,000
450	Biomet Inc.	January 2007	40.00	87,750
400	Boston Scientific Co.*	January 2007	25.00	82,000
50	Capital One Financial Corp	January 2007	85.00	28,750
200	Capital One Financial Corp	September 2006	85.00	68,000
100	Capital One Financial Corp	September 2006	90.00	18,000
900	Check Point Software Technologies Ltd.	April 2006	22.50	4,500
200	Check Point Software Technologies Ltd.	July 2006	22.50	10,500
300	Check Point Software Technologies Ltd.	January 2007	22.50	40,500
176	Cintas Inc	August 2006	45.00	22,440
300	Cisco Systems, Inc.	April 2006	17.50	127,500
600	Cisco Systems, Inc.	July 2006	20.00	142,500
400	Countrywide Financial Corp.	April 2006	35.00	84,000
500	Countrywide Financial Corp.	January 2007	37.50	185,000
400	Dell, Inc	January 2007	30.00	124,000
300	EBAY	January 2007	42.50	108,000
100	EBAY	July 2006	45.00	10,750
250	First Data Corp.	May 2006	45.00	68,750
400	First Data Corp.	May 2006	42.50	194,000
450	Flextronics International Ltd.	January 2007	10.00	67,500
300	Flextronics International Ltd.	January 2007	12.50	14,250
450	FLIR Systems, Inc	January 2007	27.50	193,500
10	Google, Inc	January 2007	330.00	89,650
10	Google, Inc	January 2007	410.00	45,100
240	Harley-Davidson Inc.	May 2006	55.00	21,600
250	Hewitt Associates	June 2006	25.00	125,000
600	Hewlett Packard	May 2006	30.00	213,000
200	Home Depot	May 2006	42.50	25,000
200	Home Depot	August 2006	42.50	47,500
500	Home Depot	January 2006	45.00	130,000
1,400	Intel	April 2006	25.00	7,000
250	Kohl's Corp.	April 2006	50.00	88,750
300	Kohl's Corp.	January 2006	50.00	234,000
250	Laboratory Corp	May 2006	55.00	107,500
150	Laboratory Corp	May 2006	57.50	34,500
150	Linear Technology	August 2006	37.50	17,250
300	Linear Technology	May 2006	37.50	11,250
200	Lowe's Cos, Inc.	April 2006	65.00	19,000
300	Lowe's Cos, Inc.	July 2006	70.00	37,500
100	Lowe's Cos, Inc.	July 2006	65.00	32,000
137	Mercury Interactive Corp.	April 2006	27.50	101,380
125	Mercury Interactive Corp.	July 2006	37.50	20,938
500	Merrill Lynch & Co, Inc.	July 2006	70.00	507,500
350	MGIC Inc	June 2006	70.00	48,125
310	Morgan Stanley	July 2006	60.00	139,500
371	Morgan Stanley	January 2006	65.00	150,255
1,200	Oracle	June 2006	13.00	129,000
449	Patterson Cos Inc	October 2006	35.00	135,823
51	Patterson Cos Inc	July 2006	35.00	10,838
400	QLogic Corp.	April 2006	16.25	128,000
140	QLogic Corp.	April 2006	18.75	26,600
300	Nasdaq 100	April 2006	41.00	41,250
600	Ross Stores	May 2006	27.50	136,500
400	Stryker Corp	June 2006	45.00	87,000
200	Stryker Corp	September 2006	50.00	30,500
100	Symantec Corp.	April 2006	20.00	500
350	Symantec Corp.	January 2007	17.50	73,500
31	Symantec Corp.	January 2007	20.00	3,720
400	Symantec Corp.	July 2006	20.00	15,000
400	Target Co	July 2006	57.50	30,000
400	United Parcel Service-Class B	July 2006	75.00	240,000
200	Waters Corp	May 2006	40.00	80,000
100	Waters Corp	August 2006	40.00	52,000
150	Zimmer Holdings	June 2006	65.00	73,500
200	Zimmer Holdings	June 2006	70.00	44,000
	Total Call Options Written
	(Premiums Received $6,836,746)			$7,490,938

Contracts
(100 shares		Expiration	Exercise	Market
per contract)	Put Options Written *	Date	Price	Value
100	EBAY	January 2007	40.00	43,000
200	EBAY	January 2007	42.50	114,000
10	Google	January 2007	340.00	24,050
	Total Put Options Written
	(Premiums Received $163,685)			$ 181,050

Number
of Shares			Value
	Common Stocks - 92.0%
		Business Services - 4.0%
17,600		Cintas Corp.	$ 750,112
65,000		First Data Corp.	3,043,300
25,000		Hewitt Associates*	743,500
			4,536,912
		Consumer Discretionary - 23.1%
100,000		American Eagle Outfitters, Inc	2,986,000
120,000		Bed Bath & Beyond Inc.*	4,608,000
50,000		Best Buy Co, Inc.	2,796,500
24,000		Harley-Davidson Inc.	1,245,120
90,000		Home Depot Inc.	3,807,000
55,000		Kohl's Corp.*	2,915,550
60,000		Lowe's Cos, Inc.	3,866,400
60,000		Ross Stores, Inc.	1,751,400
40,000		Target Corporation	2,080,400
			26,056,370
		Exchange-Traded Funds - 1.1%
30,100		Nasdaq-100 Index Tracking Stock	1,262,394
			1,262,394
		Financials - 16.4%
21,100		Affiliated Managers Group, Inc.*	2,249,471
35,000		Capital One Financial Corp	2,818,200
40,000		Citigroup, Inc.	1,889,200
90,000		Countrywide Financial Corp.	3,303,000
50,000		Merrill Lynch & Co., Inc.	3,938,000
68,100		Morgan Stanley	4,278,042
			18,475,913
		Health Care - 18.5%
45,000		Amgen, Inc.*	3,273,750
10,000		Biogen Idec Inc.*	471,000
65,000		Biomet Inc.	2,308,800
80,000		Boston Scientific Co.*	1,844,000
10,000		Community Health Systems, Inc	361,500
100,000		Health Management Associates, Inc.	2,157,000
40,000		Laboratory Corp of America Holdings*	2,339,200
50,000		Patterson Companies, Inc	1,760,000
60,000		Stryker Corporation	2,660,400
30,000		Waters Corporation*	1,294,500
35,000		Zimmer Holdings Inc*	2,366,000
			20,836,150
		Industrial - 4.0%
45,235		FLIR Systems, Inc	1,285,126
40,000		United Parcel Service-Class B	3,175,200
			4,460,326
		Insurance - 2.7%
10,000		American International Group, Inc.	660,900
35,000		MGIC Investment Corp.	2,332,050
			2,992,950
		Software - 4.3%
140,000		Check Point Software Technologies Ltd.*	2,802,800
120,000		Symantec Corp.*	2,019,600
			4,822,400

		Technology - 17.9%
40,000		Altera Corp	825,600
110,000		Applied Materials, Inc.	1,926,100
90,000		Cisco Systems, Inc.*	1,950,300
40,000		Dell Inc	1,190,400
40,000		EBAY Inc.*	1,562,400
170,000		Flextronics International Ltd.*	1,759,500
2,000		Google, Inc-Class A	780,000
60,000		Hewlett-Packard Co.	1,974,000
140,000		Intel Corp.	2,709,000
55,000		Linear Technology Co.	1,929,400
26,200		Mercury Interactive Corp.*	911,760
120,000		Oracle Corp.*	1,642,800
54,000		Qlogic Corp.*	1,044,900
			20,206,160
		Total Long-Term Investments
		(Cost $100,321,924)	103,649,575

	Short-Term Investments - 15.0%
		U.S. Treasury Note
		Issued 11/30/2004 at 2.875%, due 11/30/2006
		Proceeds at maturity are $5,000,000
		Cost $4,945,521.84	4,937,110

		Repurchase Agreement with Morgan Stanley issued 3-31-06
		at 6.50%, due 4/3/06, collateralized by $12,268,088 in United
		States Treasury Notes due 2/15/10. Proceeds at
		maturity are $12,031,330 (Cost $12,027,000).	12,027,000

		Total Investments - 125.2%
		(Cost $136,228,406)	115,676,575
		Liabilities less cash and other assets - (19.5%)	(338,568)
		Total Put Options Written - (5.7%)	(181,050)
		Total Call Options Written - (5.7%)	(7,490,938)
		Net Assets - 100%	$ 112,603,129

	*	Non-income producing
	**	100 shares per contract

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Strategic Sector Premium Fund

By: (signature)

W. Richard Mason, Secretary

Date: April 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  April 26, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: April 26, 2006